Revenue - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Text block [abstract]
Revenue recognized from contract liabilities	₨ 16,082	₨ 21,193
Amounts reclassified from contract assets to receivables	15,101	13,068
Transaction price allocated to remaining performance obligations	₨ 384,881	₨ 360,033	₨ 373,879
Percentage of transaction price allocated to remaining performance obligation as revenues	59.00%	62.00%	59.00%
Explanation of when entity expects to recognise transaction price allocated to remaining performance obligations as revenue	approximately 59%, 62% and 59% respectively is expected to be recognized as revenues within two years, and the remainder thereafter	approximately 59%, 62% and 59% respectively is expected to be recognized as revenues within two years, and the remainder thereafter	approximately 59%, 62% and 59% respectively is expected to be recognized as revenues within two years, and the remainder thereafter